Benefit Plans Benefit Plans Post Retirement Medical Plan Payments (Details) (Postretirement Medical Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Postretirement Medical Plan [Member]
Estimated Future Benefit Payments
2015	$ 14
2016	37
2017	74
2018	123
2019	195
2020-2024	$ 2,359